File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended SEPTEMBER 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE ALBYN PLACE, ABERDEEN AB10 1YG, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 5TH day of NOVEMBER, 2000.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.            028-04701
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION         028-04701
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended SEPTEMBER 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 5TH day of NOVEMBER, 2000.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended SEPTEMBER 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 5th day of NOVEMBER, 2000.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                              By: /s/ Beverley Hendry
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM STK NPV     Com Stk    002824100     1,209,000     26,000   0      26,000    0     1,2       26,000    0      0
ABERCROMBIE & FITCH         Com Stk    028962076       122,250      6,000   0       6,000    0     1,2        6,000    0      0
ACE                         Com Stk    G0070K103     7,647,900    192,400   0     192,400    0     1,2      192,400    0      0
ADAPTEC                     Com Stk    00651F108        79,932      3,707   0       3,707    0     1,2        3,707    0      0
ADC TELECOM                 Com Stk    000886101     9,331,094    335,500   0     335,500    0     1,2      335,500    0      0
ADOBE SYSTEMS               Com Stk    00724F101    63,541,950    395,900   0     395,900    0     1,2      395,900    0      0
AES                         Com Stk    00130H105     5,148,638     75,300   0      75,300    0     1,2       75,300    0      0
AGILENT TECHNOLOGIES        Com Stk    00846U101       404,352      8,424   0       8,424    0     1,2        8,424    0      0
ALKERMES                    Com Stk    01642T108       263,587      6,600   0       6,600    0     1,2        6,600    0      0
ALLSTATE                    Com Stk    020002101       173,438      5,000   0       5,000    0     1,2        5,000    0      0
ALTEON WEBSYSTEMS           Com Stk    02145A109    35,178,500    305,900   0     305,900    0     1,2      305,900    0      0
ALTERA CORP                 Com Stk    214411003     3,621,962     71,900   0      71,900    0     1,2       71,900    0      0
AMERICA ONLINE              Com Stk    02364J104        71,198      1,310   0       1,310    0     1,2        1,310    0      0
AMERICAN EXPRESS            Com Stk    025816109    13,824,830    226,869   0     226,869    0     1,2      226,869    0      0
AMERICAN GENERAL            Com Stk    026351106     1,891,500     24,000   0      24,000    0     1,2       24,000    0      0
AMERICAN HOME PROD          Com Stk    026609107       907,000     16,000   0      16,000    0     1,2       16,000    0      0
AMERICAN INTL GRP           Com Stk    026874107    18,999,365    200,521   0     200,521    0     1,2      200,521    0      0
AMGEN                       Com Stk    031162100    48,566,846    691,343   0     691,343    0     1,2      691,343    0      0
ANADARKO PETROLEUM          Com Stk    032511107     9,051,695    143,450   0     143,450    0     1,2      143,450    0      0
ANALOG DEVICES              Com Stk    032654105    59,558,234    691,031   0     691,031    0     1,2      691,031    0      0
ANHEUSER BUSCH              Com Stk    03664P105    13,107,345    303,060   0     303,060    0     1,2      303,060    0      0
APACHE CORP                 Com Stk    037411105     5,744,288     96,950   0      96,950    0     1,2       96,950    0      0
APPLE COMPUTER              Com Stk    037833100    36,029,575    673,450   0     673,450    0     1,2      673,450    0      0
APPLIED MATERIALS           Com Stk    038222105    49,082,764    673,450   0     673,450    0     1,2      673,450    0      0
APPLIED MICROCIRCUITS       Com Stk    03822W109    77,382,400    361,600   0     361,600    0     1,2      361,600    0      0
ARIBA                       Com Stk    04033V104    54,487,751    365,230   0     365,230    0     1,2      365,230    0      0
ASM LITHOGRAPHY HLDG        Com Stk    N07059111     1,988,175     58,800   0      58,800    0     1,2       58,800    0      0
AT & T                      Com Stk    001957109       372,485     12,956   0      12,956    0     1,2       12,956    0      0
ATMEL                       Com Stk    049513104       167,345     10,378   0      10,378    0     1,2       10,378    0      0
AZUL HOLDINGS               Com Stk    5500Q1067        37,534     10,100   0      10,100    0     1,2       10,100    0      0
BAKER HUGHES                Com Stk    057224107     1,150,875     31,000   0      31,000    0     1,2       31,000    0      0
BANK OF NEW YORK            Com Stk    064057102    14,356,781    250,500   0     250,500    0     1,2      250,500    0      0
BAXTER INTL LABS            Com Stk    071813109     4,599,411     57,991   0      57,991    0     1,2       57,991    0      0
BEA SYSTEMS                 Com Stk    733251021    85,127,746  1,080,130   0   1,080,130    0     1,2    1,080,130    0      0
BELLSOUTH                   Com Stk    079860102       558,425     14,115   0      14,115    0     1,2       14,115    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

BLACK BOX                   Com Stk    091826107       195,750      4,000   0       4,000    0     1,2        4,000    0      0
BRISTOL MYERS SQUIBB        Com Stk    110122108     5,696,760     98,220   0      98,220    0     1,2       98,220    0      0
BROADVISION                 Com Stk    111412102        83,437      3,000   0       3,000    0     1,2        3,000    0      0
BROCADE COMMUNICATIONS      Com Stk    111621108    66,290,597    274,300   0     274,300    0     1,2      274,300    0      0
BROOKTROUT TECHNOLOGY       Com Stk    114580103     1,634,375     50,000   0      50,000    0     1,2       50,000    0      0
BUCA                        Com Stk    177691094        56,250      5,000   0       5,000    0     1,2        5,000    0      0
CABLETRON SYSTEMS           Com Stk    126920107     1,369,688     45,000   0      45,000    0     1,2       45,000    0      0
CAL DIVE                    Com Stk    127914109        78,050      1,400   0       1,400    0     1,2        1,400    0      0
CALPINE                     Com Stk    131347106     2,738,812     27,000   0      27,000    0     1,2       27,000    0      0
CAMPBELL SOUP               Com Stk    134429109        67,794      2,595   0       2,595    0     1,2        2,595    0      0
CAPITAL ONE FINANCIAL       Com Stk    4040H1059     6,465,094     90,500   0      90,500    0     1,2       90,500    0      0
C-CUBE SEMICONDUCTOR        Com Stk    125015107       132,031      6,500   0       6,500    0     1,2        6,500    0      0
CHARLES RIVER LABORATORIES  Com Stk    598641074     2,051,050     64,600   0      64,600    0     1,2       64,600    0      0
CHASE MANHATTAN             Com Stk    16161A108     9,363,750    199,760   0     199,760    0     1,2      199,760    0      0
CHURCH & DWIGHT             Com Stk    171340102       106,125      6,000   0       6,000    0     1,2        6,000    0      0
CIENA                       Com Stk    171779101    72,956,000    561,200   0     561,200    0     1,2      561,200    0      0
CIGNA                       Com Stk    125509109     5,667,035     55,100   0      55,100    0     1,2       55,100    0      0
CINERGY                     Com Stk    724741087       875,813     27,000   0      27,000    0     1,2       27,000    0      0
CISCO SYSTEMS               Com Stk    17275R102    63,457,080  1,067,627   0   1,067,627    0     1,2    1,067,627    0      0
CITIGROUP                   Com Stk    172967101    23,590,593    438,385   0     438,385    0     1,2      438,385    0      0
CLAIRE STORES               Com Stk    179584107       107,250      6,000   0       6,000    0     1,2        6,000    0      0
CMGI INC                    Com Stk    125750109        71,700      2,400   0       2,400    0     1,2        2,400    0      0
CNET                        Com Stk    125945105        79,500      3,000   0       3,000    0     1,2        3,000    0      0
COLGATE-PALMOLIVE           Com Stk    941621039     6,565,520    139,100   0     139,100    0     1,2      139,100    0      0
COMPAQ COMPUTER             Com Stk    204493100     3,671,199    119,700   0     119,700    0     1,2      119,700    0      0
COMPUTER ASSOCIATES         Com Stk    204912109       886,418     32,983   0      32,983    0     1,2       32,983    0      0
COMPUTER SCIENCES           Com Stk    205363104     2,643,418     34,470   0      34,470    0     1,2       34,470    0      0
COMVERSE TECHNOLOGY         Com Stk    205862402    37,651,200    355,200   0     355,200    0     1,2      355,200    0      0
CONOCO INC                  Com Stk    208251306     3,203,044    123,194   0     123,194    0     1,2      123,194    0      0
COPPER MOUNTAIN             Com Stk    217510106    19,892,812    495,000   0     495,000    0     1,2      495,000    0      0
CORNING                     Com Stk    193501051    14,143,995     46,260   0      46,260    0     1,2       46,260    0      0
CREE                        Com Stk    225447101    33,866,181    289,300   0     289,300    0     1,2      289,300    0      0
CROWN CASTLE INTERNAT       Com Stk    228227104       812,000     28,000   0      28,000    0     1,2       28,000    0      0
CVS                         Com Stk    126650100     1,866,791     40,693   0      40,693    0     1,2       40,693    0      0
CYPRESS SEMICONDUCTOR       Com Stk    232806109    27,511,466    626,150   0     626,150    0     1,2      626,150    0      0
CYTYC CORP                  Com Stk    232946103       169,500      4,000   0       4,000    0     1,2        4,000    0      0
DAIMLERCHRYSLER ORD NPV     Com Stk    07100000         67,277      1,519   0       1,519    0     1,2        1,519    0      0
DALLAS SEMICONDUCTOR        Com Stk    235204104        98,812      3,000   0       3,000    0     1,2        3,000    0      0
DELL COMPUTERS              Com Stk    247025109     1,878,051     56,166   0      56,166    0     1,2       56,166    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

DELPHI AUTOMOTIVE           Com Stk    247126105     2,586,713    171,732   0     171,732    0     1,2      171,732    0      0
DIAMOND TECHNOLOGY          Com Stk    252762109    13,334,628    180,350   0     180,350    0     1,2      180,350    0      0
DISNEY(WALT)CO              Com Stk    254687106       892,687     23,000   0      23,000    0     1,2       23,000    0      0
DOUBLECLICK                 Com Stk    258609304       124,853      3,720   0       3,720    0     1,2        3,720    0      0
DOW CHEMICAL                Com Stk    260543103       820,426     33,832   0      33,832    0     1,2       33,832    0      0
DOW JONES                   Com Stk    260561105        87,238      1,457   0       1,457    0     1,2        1,457    0      0
DRIL-QUIP                   Com Stk    262037104       158,500      4,000   0       4,000    0     1,2        4,000    0      0
DUKE ENERGY                 Com Stk    264399106    14,339,631    168,950   0     168,950    0     1,2      168,950    0      0
DYNEGY                      Com Stk    26483B106       805,000     14,000   0      14,000    0     1,2       14,000    0      0
EGL                         Com Stk    270018104        60,328      1,950   0       1,950    0     1,2        1,950    0      0
EMC CORP                    Com Stk    268648102   110,763,044  1,076,676   0   1,076,676    0     1,2    1,076,676    0      0
EMULEX                      Com Stk    292475209       440,300      3,400   0       3,400    0     1,2        3,400    0      0
ENRON CORP                  Com Stk    935611069    16,056,075    179,900   0     179,900    0     1,2      179,900    0      0
ENTERGY                     Com Stk    29266R108     1,507,412     41,800   0      41,800    0     1,2       41,800    0      0
ESTEE LAUDER                Com Stk    518439104     4,136,844    110,500   0     110,500    0     1,2      110,500    0      0
E TRADE                     Com Stk    269246104       142,975      8,600   0       8,600    0     1,2        8,600    0      0
EXXON                       Com Stk    302290101    11,846,406    132,919   0     132,919    0     1,2      132,919    0      0
FAIRCHILD SEMI CONDUCTOR    Com Stk    303726103    14,823,750    502,500   0     502,500    0     1,2      502,500    0      0
FANNIE MAE                  Com Stk    313586109     2,868,400     40,400   0      40,400    0     1,2       40,400    0      0
FIRST DATA CORP             Com Stk    319963104       951,788     25,381   0      25,381    0     1,2       25,381    0      0
FIRSTAR                     Com Stk    33763V109     8,012,550    352,200   0     352,200    0     1,2      352,200    0      0
FLEXTRONICS INTERNATIONAL   Com Stk    999000020    41,394,575    478,550   0     478,550    0     1,2      478,550    0      0
FORD MOTOR                  Com Stk    345370100     1,213,652     48,425   0      48,425    0     1,2       48,425    0      0
FORTUNE BRANDS              Com Stk    349631101       296,588     11,546   0      11,546    0     1,2       11,546    0      0
FYI                         Com Stk    302712104        48,912      1,300   0       1,300    0     1,2        1,300    0      0
GADZOOKS                    Com Stk    362553109        89,688      5,000   0       5,000    0     1,2        5,000    0      0
GENENTECH                   Com Stk    368710406    42,850,019    231,700   0     231,700    0     1,2      231,700    0      0
GENERAL DYNAMICS            Com Stk    369550108       649,375     11,000   0      11,000    0     1,2       11,000    0      0
GENERAL ELECTRIC            Com Stk    369604103    43,897,180    744,020   0     744,020    0     1,2      744,020    0      0
GENERAL MILLS               Com Stk    370334104       170,718      4,767   0       4,767    0     1,2        4,767    0      0
GEORGIA PACIFIC             Com Stk    373298108       992,386     42,455   0      42,455    0     1,2       42,455    0      0
GO.COM                      Com Stk    254687205        68,635      6,135   0       6,135    0     1,2        6,135    0      0
GOLDMAN SACHS               Com Stk    38141G104       632,122      5,594   0       5,594    0     1,2        5,594    0      0
GRAY COMMUNICATIONS         Com Stk    389190208        26,406      2,500   0       2,500    0     1,2        2,500    0      0
GUIDANT CORP                Com Stk    401698105    47,608,634    681,950   0     681,950    0     1,2      681,950    0      0
GULF ISLAND FABRICATION     Com Stk    402307102     1,415,000     80,000   0      80,000    0     1,2       80,000    0      0
HARMONIC LIGHTWAVES         Com Stk    413160102        48,425      1,899   0       1,899    0     1,2        1,899    0      0
HCA-HEALTHCARE              Com Stk    404119109       353,767      9,325   0       9,325    0     1,2        9,325    0      0
HEALTH CARE REIT            Com Stk    42217K106       623,437     35,000   0      35,000    0     1,2       35,000    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD             Com Stk    428236103       118,845      1,112   0       1,112    0     1,2        1,112    0      0
HOME DEPOT                  Com Stk    437076102     4,516,684     82,780   0      82,780    0     1,2       82,780    0      0
HONEYWELL                   Com Stk    438516107       583,000     16,000   0      16,000    0     1,2       16,000    0      0
HOT TOPIC                   Com Stk    441339108       125,250      4,000   0       4,000    0     1,2        4,000    0      0
I2 TECHNOLOGIES             Com Stk    465754109    76,865,250    399,300   0     399,300    0     1,2      399,300    0      0
IBP                         Com Stk    449223106        91,562      5,000   0       5,000    0     1,2        5,000    0      0
ICOS CORP                   Com Stk    449295104       141,406      2,500   0       2,500    0     1,2        2,500    0      0
IDEC PHARMACEUTICALS        Com Stk    493701050    37,008,575    210,800   0     210,800    0     1,2      210,800    0      0
IMPATH                      Com Stk    45255G101       230,250      4,000   0       4,000    0     1,2        4,000    0      0
INHALE THERAPEUTIC          Com Stk    457191104       231,000      4,200   0       4,200    0     1,2        4,200    0      0
INTEGRATED DEVICE           Com Stk    581181066    52,001,384    538,700   0     538,700    0     1,2      538,700    0      0
INTEL CORP                  Com Stk    458140100    34,584,062    778,263   0     778,263    0     1,2      778,263    0      0
IBM                         Com Stk    459200101    38,894,844    329,792   0     329,792    0     1,2      329,792    0      0
INTERNATIONAL PAPER         Com Stk    460146103        39,130      1,367   0       1,367    0     1,2        1,367    0      0
JOHNSON & JOHNSON           Com Stk    478160104     5,921,375     63,500   0      63,500    0     1,2       63,500    0      0
JUNIPER NETWORKS            Com Stk    48203R104    92,834,760    407,170   0     407,170    0     1,2      407,170    0      0
KIMBERLY CLARK              Com Stk    494368103     1,490,710     26,326   0      26,326    0     1,2       26,326    0      0
L-3 COMMUNICATIONS          Com Stk    52729N100     1,825,313     33,000   0      33,000    0     1,2       33,000    0      0
LEHMAN BROS                 Com Stk    524908100       113,136        768   0         768    0     1,2          768    0      0
LILLY (ELI)                 Com Stk    532457108     3,183,026     38,847   0      38,847    0     1,2       38,847    0      0
LITTON INDUSTRIES           Com Stk    538021106     1,448,000     32,000   0      32,000    0     1,2       32,000    0      0
LIZ CLAIBORNE               Com Stk    539320101       125,703      3,218   0       3,218    0     1,2        3,218    0      0
LOCKHEED MARTIN             Com Stk    539830109    13,285,664    414,400   0     414,400    0     1,2      414,400    0      0
LYCOS                       Com Stk    550818108       316,125      4,500   0       4,500    0     1,2        4,500    0      0
MACROMEDIA                  Com Stk    556100105    23,499,000    279,750   0     279,750    0     1,2      279,750    0      0
MARSH & MCLENNAN            Com Stk    717481023    12,969,525     97,150   0      97,150    0     1,2       97,150    0      0
MASTEC                      Com Stk    576323109       600,000     20,000   0      20,000    0     1,2       20,000    0      0
MBNA                        Com Stk    55262L100     6,129,333    153,955   0     153,955    0     1,2      153,955    0      0
MCGRAW-HILL                 Com Stk    806451093     9,793,919    151,550   0     151,550    0     1,2      151,550    0      0
MEDIA METRIX                Com Stk    58440X103       146,812      9,000   0       9,000    0     1,2        9,000    0      0
MEDIMMUNE                   Com Stk    584699102     6,359,372     77,850   0      77,850    0     1,2       77,850    0      0
MEDTRONIC                   Com Stk    585055106    13,789,613    273,400   0     273,400    0     1,2      273,400    0      0
MELLON FINANCIAL CORP       Com Stk    893311077     5,692,912    122,100   0     122,100    0     1,2      122,100    0      0
MERCK                       Com Stk    589331107     2,107,536     28,821   0      28,821    0     1,2       28,821    0      0
MERCURY INTERACTIVE         Com Stk    589405109    45,940,244    293,900   0     293,900    0     1,2      293,900    0      0
MERRILL LYNCH               Com Stk    590188108    11,653,309    178,766   0     178,766    0     1,2      178,766    0      0
METLIFE                     Com Stk    9156R1086    14,045,325    517,800   0     517,800    0     1,2      517,800    0      0
MGIC INVESTMENTS            Com Stk    552848103     2,700,298     42,777   0      42,777    0     1,2       42,777    0      0
MICROCHIP TECHNOLOGY        Com Stk    595017104     1,164,954     34,905   0      34,905    0     1,2       34,905    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

MICROMUSE                   Com Stk    595094103    53,647,919    257,150   0     257,150    0     1,2      257,150    0      0
MICROSOFT                   Com Stk    594918104    36,200,126    590,420   0     590,420    0     1,2      590,420    0      0
MICROSTRATEGY               Com Stk    594972101        55,500      2,000   0       2,000    0     1,2        2,000    0      0
MILLENIUM PHARMACEUTIC.     Com Stk    599902103       565,144      3,600   0       3,600    0     1,2        3,600    0      0
MINNESOTA MNG & MFG         Com Stk    604059105     1,373,437     15,000   0      15,000    0     1,2       15,000    0      0
MOTOROLA                    Com Stk    620076109     2,459,948     85,009   0      85,009    0     1,2       85,009    0      0
MURPHY OIL                  Com Stk    626717102        63,875      1,000   0       1,000    0     1,2        1,000    0      0
NEXTEL COMMUNICATIONS       Com Stk    65332V103       120,876      2,596   0       2,596    0     1,2        2,596    0      0
NVIDIA                      Com Stk    7066G1040    30,414,250    361,000   0     361,000    0     1,2      361,000    0      0
OMNICARE                    Com Stk    819041087     1,056,000     64,000   0      64,000    0     1,2       64,000    0      0
OMNICOM                     Com Stk    681919106       856,620     11,668   0      11,668    0     1,2       11,668    0      0
ON ASSIGNMENT               Com Stk    682159108       132,000      4,000   0       4,000    0     1,2        4,000    0      0
ONEOK                       Com Stk    826801036       559,687     15,000   0      15,000    0     1,2       15,000    0      0
ORACLE                      Com Stk    68389X105    54,115,081    664,116   0     664,116    0     1,2      664,116    0      0
PAC WEST TELECOM            Com Stk    69371Y101        40,000      4,000   0       4,000    0     1,2        4,000    0      0
PAINE WEBBER                Com Stk    695629105        97,647      1,390   0       1,390    0     1,2        1,390    0      0
PE CORP PE  BIOSYSTEMS      Com Stk    69332S102    52,719,713    441,400   0     441,400    0     1,2      441,400    0      0
PEPSICO                     Com Stk    134481081     5,828,200    128,800   0     128,800    0     1,2      128,800    0      0
PFIZER                      Com Stk    717081103    20,440,547    466,546   0     466,546    0     1,2      466,546    0      0
PHARMACIA CORPORATION       Com Stk    1713U1025    17,039,731    283,700   0     283,700    0     1,2      283,700    0      0
PHILIP MORRIS               Com Stk    718154107     1,727,813     57,000   0      57,000    0     1,2       57,000    0      0
PHONE.COM                   Com Stk    1920Q1004    62,593,268    512,600   0     512,600    0     1,2      512,600    0      0
PMC SIERRA                  Com Stk    69344F106    55,774,531    245,500   0     245,500    0     1,2      245,500    0      0
PRAXAIR                     Com Stk    74005P104     1,091,230     29,948   0      29,948    0     1,2       29,948    0      0
PRICE COSTCO                Com Stk    22160K105       108,307      3,019   0       3,019    0     1,2        3,019    0      0
PROVIDIAN FINANCIAL         Com Stk    74406A102     3,705,876     28,603   0      28,603    0     1,2       28,603    0      0
QLOGIC                      Com Stk    747277101    41,093,781    437,750   0     437,750    0     1,2      437,750    0      0
QUAKER OATS                 Com Stk    747402105       485,772      6,203   0       6,203    0     1,2        6,203    0      0
QUALCOMM                    Com Stk    747525103       122,842      1,642   0       1,642    0     1,2        1,642    0      0
QUANTUM DLT                 Com Stk    747906204       141,454      9,163   0       9,163    0     1,2        9,163    0      0
QWEST COMMUNICATIONS        Com Stk    491211097    13,495,200    281,150   0     281,150    0     1,2      281,150    0      0
RADIOSHACK                  Com Stk    750438103       279,805      4,184   0       4,184    0     1,2        4,184    0      0
RATIONAL SOFTWARE           Com Stk    75605L104    45,728,069    686,350   0     686,350    0     1,2      686,350    0      0
REDBACK NETWORKS            Com Stk    572091012    33,962,500    200,000   0     200,000    0     1,2      200,000    0      0
RELIANT ENERGY              Com Stk    5952J1088     1,260,000     28,000   0      28,000    0     1,2       28,000    0      0
REYNOLDS (RJ)               Com Stk    76182K105       180,697      5,455   0       5,455    0     1,2        5,455    0      0
ROCKWELL INTL               Com Stk    773903109        77,850      2,595   0       2,595    0     1,2        2,595    0      0
SAFEWAY                     Com Stk    865142084     5,657,850    114,300   0     114,300    0     1,2      114,300    0      0
SAPIENT CORP                Com Stk    030621085    44,076,486  1,062,084   0   1,062,084    0     1,2    1,062,084    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

SBC COMMUNICATIONS          Com Stk    78387G103     6,789,095    136,293   0     136,293    0     1,2      136,293    0      0
SCHERING-PLOUGH             Com Stk    806605101     2,770,982     60,157   0      60,157    0     1,2       60,157    0      0
SCHLUMBERGER                Com Stk    068571086    15,941,363    195,900   0     195,900    0     1,2      195,900    0      0
SCIENTIFIC ATLANTA          Com Stk    808655104    35,932,875    562,000   0     562,000    0     1,2      562,000    0      0
SDL                         Com Stk    784076101    67,013,800    211,400   0     211,400    0     1,2      211,400    0      0
SEPRACOR                    Com Stk    817315104       439,200      3,600   0       3,600    0     1,2        3,600    0      0
SHAW GROUP                  Com Stk    820280105     1,993,750     29,000   0      29,000    0     1,2       29,000    0      0
SIEBEL SYSTEMS              Com Stk    826170102   113,840,068    977,299   0     977,299    0     1,2      977,299    0      0
SIPEX CORP                  Com Stk    829909100       302,750      7,000   0       7,000    0     1,2        7,000    0      0
SOLECTRON                   Com Stk    834182107     2,032,703     43,249   0      43,249    0     1,2       43,249    0      0
SOUTHERN                    Com Stk    842587107     2,961,773     92,375   0      92,375    0     1,2       92,375    0      0
SUN MICROSYSTEMS            Com Stk    866810104   103,059,981    833,650   0     833,650    0     1,2      833,650    0      0
SWIFT ENERGY CO             Com Stk    707381013       560,875     14,000   0      14,000    0     1,2       14,000    0      0
TAIWAN SEMICONDUCTOR        Com Stk    740391003    16,285,682    736,076   0     736,076    0     1,2      736,076    0      0
TARGET                      Com Stk    87612E106     5,066,640    200,659   0     200,659    0     1,2      200,659    0      0
TENET HEALTHCARE            Com Stk    88033G100     1,710,000     48,000   0      48,000    0     1,2       48,000    0      0
TEXACO                      Com Stk    881694103     2,098,406     40,500   0      40,500    0     1,2       40,500    0      0
TEXAS INSTRUMENTS           Com Stk    890333107     2,101,710     43,112   0      43,112    0     1,2       43,112    0      0
TIBCO SOFTWARE              Com Stk    8632Q1031    25,284,208    286,913   0     286,913    0     1,2      286,913    0      0
TIFFANY & CO                Com Stk    865471085     5,495,888    139,800   0     139,800    0     1,2      139,800    0      0
TIME WARNER (HOLDING CO)    Com Stk    873151091    11,450,490    143,400   0     143,400    0     1,2      143,400    0      0
TOSCO CORP                  Com Stk    914903021       992,956     31,648   0      31,648    0     1,2       31,648    0      0
TRANSKARYOTIC THERAPY       Com Stk    893735100       108,600      2,400   0       2,400    0     1,2        2,400    0      0
TRANSOCEAN SEDCO FOREX      Com Stk    900781090     8,999,563    155,500   0     155,500    0     1,2      155,500    0      0
TSI INTERNATIONAL           Com Stk    872879101        47,812      3,000   0       3,000    0     1,2        3,000    0      0
TYCO INTERNATIONAL          Com Stk    902124106    15,028,000    289,000   0     289,000    0     1,2      289,000    0      0
UNICOM CORP                 Com Stk    049111043       216,450      3,900   0       3,900    0     1,2        3,900    0      0
UNION PACIFIC CORP          Com Stk    907818108       147,026      3,734   0       3,734    0     1,2        3,734    0      0
UNITED HEALTHCARE           Com Stk    91324P102    12,201,677    122,707   0     122,707    0     1,2      122,707    0      0
UNITED TECHNOLOGIES         Com Stk    913017109     4,188,899     58,586   0      58,586    0     1,2       58,586    0      0
UNOCAL CORP                 Com Stk    915289103     1,994,955     57,203   0      57,203    0     1,2       57,203    0      0
USA EDUCATION               Com Stk    0390U1025     1,697,500     35,000   0      35,000    0     1,2       35,000    0      0
USX MARATHON                Com Stk    902905827       143,651      5,085   0       5,085    0     1,2        5,085    0      0
VANS                        Com Stk    921930103        80,000      5,000   0       5,000    0     1,2        5,000    0      0
VARCO                       Com Stk    922126107        71,240      3,562   0       3,562    0     1,2        3,562    0      0
VERISIGN                    Com Stk    92343E102    64,408,504    309,099   0     309,099    0     1,2      309,099    0      0
VERITAS SOFTWARE            Com Stk    923436109    49,731,700    336,025   0     336,025    0     1,2      336,025    0      0
VERIZON COMMUNICATIONS      Com Stk    2343V1044       520,437     11,000   0      11,000    0     1,2       11,000    0      0
VERTICALNET                 Com Stk    92532L107        93,437      2,500   0       2,500    0     1,2        2,500    0      0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1              Item 2    Item 3       Item 4      Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                             Title                   Fair                  Investment Discretion           Voting Authority
                              of       CUSIP        Market               (a) Sole (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer           Class     Number       Value      Shares             as dfnd   Other  Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------

VIACOM N-VTG                Com Stk    9255243084   10,325,344    180,750   0     180,750    0     1,2      180,750    0      0
VISTEON                     Com Stk    92839U107        29,478      2,007   0       2,007    0     1,2        2,007    0      0
WALGREEN                    Com Stk    314221097     6,043,900    159,050   0     159,050    0     1,2      159,050    0      0
WAL MART                    Com Stk    931142103    14,025,166    291,811   0     291,811    0     1,2      291,811    0      0
WATSON PHARMACEUTICAL       Com Stk    942683103       975,000     15,000   0      15,000    0     1,2       15,000    0      0
WELLS FARGO                 Com Stk    949746101     7,695,050    164,600   0     164,600    0     1,2      164,600    0      0
WHIRLPOOL                   Com Stk    963320106        88,352      2,251   0       2,251    0     1,2        2,251    0      0
WILLIAMS                    Com Stk    969457100     1,560,262     37,260   0      37,260    0     1,2       37,260    0      0
WORLD WRESTLING FED         Com Stk    98156Q108        93,000      6,000   0       6,000    0     1,2        6,000    0      0
WORLDCOM                    Com Stk    98157D106     1,997,288     68,872   0      68,872    0     1,2       68,872    0      0
YAHOO                       Com Stk    984332106    26,964,737    281,800   0     281,800    0     1,2      281,800    0      0

COLUMN TOTALS                                    3,194,506,517